Stock-Based Compensation (Details) - Schedule of restricted stock activity - EQRx, INC. [Member] - Restricted Stock Activity [Member]	6 Months Ended
Jun. 30, 2021 $ / shares shares
Stock-Based Compensation (Details) - Schedule of restricted stock activity [Line Items]
Number of Shares, opening balance | shares	41,375,794
Weighted- Average Grant Date Fair Value, opening balance | $ / shares	$ 0.01
Number of Shares, Granted | shares	3,750,000
Weighted- Average Grant Date Fair Value, Granted | $ / shares	$ 1.29
Number of Shares, Forfeited | shares	(645,834)
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares	$ 0
Number of Shares, Vested | shares	(7,042,184)
Weighted- Average Grant Date Fair Value, Vested | $ / shares	$ 0.01
Number of Shares, ending balance | shares	37,437,776
Weighted- Average Grant Date Fair Value, ending balance | $ / shares	$ 0.1